EMPLOYEE BENEFITS (Details) - CNY (¥) ¥ in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EMPLOYEE BENEFITS
Expense of employee benefits	¥ 1.9	¥ 1.8	¥ 1.4